Debt - Scheduled Maturities of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 9	$ 11
2014	18	10
2015	18	10
2016	15	8
2017	15	7
Thereafter	2,344	1,575
Total	2,419	1,621
Remaining accretion associated with the Term facility	(11)	(6)
Term Facility, net	$ 2,408	$ 1,615